CAPITAL STOCK	9 Months Ended
Sep. 30, 2011
Capital Stock
CAPITAL STOCK
4.	CAPITAL STOCK

On August 11, 2011, the Company effected a one-for-thirty (1:30) reverse split of its authorized and outstanding common stock. All share amounts have been retroactively restated reflecting this reverse split.

During the nine months ended September 30, 2011, the Company issued through a private placement 1,187,382 shares of common stock and subscription payable for $2,665,175 in cash; issued 33,333 shares of common stock for services at a fair value of $151,250; converted  $235,300 of the convertible debentures into 98,043 shares of common stock at a conversion price of $2.40. The Company further issued 1,902 shares of common stock for the interest payable of $4,564 associated with the convertible debentures. In addition, there was a cashless exercise of 95,238 warrants into 62,718 shares of common stock. During the nine months ended September 30, 2010, the Company issued 196,752 shares of common stock at a price of $6.60 per share for $1,298,550 in cash and common stock payable; received $200,000 for common stock subscriptions at a price of $2.10  per share to purchase 95,238 shares of common stock; issued 30,303 shares of common stock for services at a price of $6.60 per share at a fair value of $200,000; issued 74,074 shares of common stock at a price of $2.70 per share for cash of $200,000; issued 60,606 shares of common stock subscription payable at a price of $3.30 per share; issued 34,000 shares of common stock for services at a price of $6.60 per share at fair value. Also, the Company received $2,400 in cash for exercisable Class A warrants to purchase 667 shares of common stock at a price of $3.60 per share.